COLI VUL-2 Series Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of COLI VUL-2 Series Account and Those Charged with Governance of COLI VUL-2 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL-2 Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 15, 2025

Appendix A

The subaccounts that comprise COLI VUL-2 Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Funds IS International Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock High Yield V.I., Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Eaton Vance VT Floating- Rate Income, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Bond Index Fund, Investor Class	As of December 31, 2024	Not Applicable	For each of the years in the two-year period then ended December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PIMCO Global Bond Opportunities Portfolio (Unhedged) , Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares		DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Bond Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,770,638	$3,826,196	$794,692	$32		$1,535,246	$2,080,187	$-
Receivable from the fund manager	4,735	10,180	2,104	-		4,111	5,358	4
Receivable from dividends	-	-	4,559	-		-	-	-
Total assets	1,775,373	3,836,376	801,355	32		1,539,357	2,085,545	4

LIABILITIES:
Payable to the Policies	4,735	10,180	2,104	-		4,111	5,358	-
Payable to the Company	-	-	-	-		-	-	4
Total liabilities	4,735	10,180	2,104	-		4,111	5,358	4

NET ASSETS	$1,770,638	$3,826,196	$799,251	$32		$1,535,246	$2,080,187	$-

Fair value per share (NAV)	$17.75	$16.48	$6.91	$79.76		$14.52	$8.61	$12.55
Shares outstanding in the Separate Account	99,754	232,172	115,006	0	*	105,733	241,601	-

(1) Investments in mutual fund shares, at cost	$2,093,427	$4,228,641	$832,514	$28		$1,692,070	$2,150,655	$-

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class
ASSETS:
Investments at fair value (1)	$1,909,272	$1,741,942	$2,485,072	$10,039,573	$1,966,265	$2,384,652	$784,184
Receivable from the fund manager	4,980	4,585	6,902	25,957	5,189	6,343	2,070
Receivable from dividends	-	-	-	-	-	-	-
Total assets	1,914,252	1,746,527	2,491,974	10,065,530	1,971,454	2,390,995	786,254

LIABILITIES:
Payable to the Policies	4,980	4,585	6,902	25,957	5,189	6,343	2,070
Payable to the Company	-	-	-	26	-	-	-
Total liabilities	4,980	4,585	6,902	25,983	5,189	6,343	2,070

NET ASSETS	$1,909,272	$1,741,942	$2,485,072	$10,039,547	$1,966,265	$2,384,652	$784,184

Fair value per share (NAV)	$12.44	$12.09	$11.47	$569.52	$15.79	$9.24	$7.24
Shares outstanding in the Separate Account	153,478	144,081	216,658	17,628	124,526	258,079	108,313

(1) Investments in mutual fund shares, at cost	$1,937,734	$1,648,636	$2,890,425	$7,891,945	$1,954,923	$2,883,811	$825,610

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
ASSETS:
Investments at fair value (1)	$745,466	$683,296	$4,093,409	$1,030,179	$1,014,725
Receivable from the fund manager	1,962	1,808	11,072	2,784	2,745
Receivable from dividends	-	-	-	-	-
Total assets	747,428	685,104	4,104,481	1,032,963	1,017,470

LIABILITIES:
Payable to the Policies	1,962	1,808	11,072	2,784	2,745
Payable to the Company	-	-	-	-	-
Total liabilities	1,962	1,808	11,072	2,784	2,745

NET ASSETS	$745,466	$683,296	$4,093,409	$1,030,179	$1,014,725

Fair value per share (NAV)	$9.64	$11.51	$9.04	$18.41	$10.46
Shares outstanding in the Separate Account	77,331	59,365	452,811	55,958	97,010

(1) Investments in mutual fund shares, at cost	$780,983	$783,310	$4,792,528	$1,137,546	$1,131,839

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.	(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower International Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$22,471	$51,467	$54,675	$1	$17,370	$161,984	$39,505

TOTAL INVESTMENT INCOME	22,471	51,467	54,675	1	17,370	161,984	39,505

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(116,099)	(123,072)	(14,982)	15	(90,703)	(19,804)	(5,560)
Capital gain distributions	-	240,691	-	10	40,711	-	2,035

Net realized gain (loss) on investments	(116,099)	117,619	(14,982)	25	(49,992)	(19,804)	(3,525)

Change in net unrealized appreciation (depreciation) on investments	149,266	162,675	22,784	2	189,255	10,341	19,784

Net realized and unrealized gain (loss) on investments	33,167	280,294	7,802	27	139,263	(9,463)	16,259

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,638	$331,761	$62,477	$28	$156,633	$152,521	$55,764

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class
INVESTMENT INCOME:
Dividend income	$44,798	$30,890	$122,819	$19,612	$86,488	$45,407	$29,809

TOTAL INVESTMENT INCOME	44,798	30,890	122,819	19,612	86,488	45,407	29,809

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	39,922	(195,282)	135,471	(33,011)	(127,128)	(16,444)	(11,179)
Capital gain distributions	66,545	-	5,904	6,371	-	-	-

Net realized gain (loss) on investments	106,467	(195,282)	141,375	(26,640)	(127,128)	(16,444)	(11,179)

Change in net unrealized appreciation (depreciation) on investments	(24,515)	383,597	1,804,427	173,125	26,498	22,577	14,172

Net realized and unrealized gain (loss) on investments	81,952	188,315	1,945,802	146,485	(100,630)	6,133	2,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,750	$219,205	$2,068,621	$166,097	$(14,142)	$51,540	$32,802

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INVESTMENT INCOME:
Dividend income	$18,170	$167,696	$28,992	$27,895

TOTAL INVESTMENT INCOME	18,170	167,696	28,992	27,895

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(24,707)	(195,557)	(31,300)	(31,831)
Capital gain distributions	-	-	1,079	-

Net realized gain (loss) on investments	(24,707)	(195,557)	(30,221)	(31,831)

Change in net unrealized appreciation (depreciation) on investments	21,358	131,492	22,070	16,522

Net realized and unrealized gain (loss) on investments	(3,349)	(64,065)	(8,151)	(15,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,821	$103,631	$20,841	$12,586

Note: Totals may not appear to foot/crossfoot due to rounding.
(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$22,471	$51,467	$54,675	$1	$17,370	$161,984	$-
Net realized gain (loss) on investments	(116,099)	117,619	(14,982)	25	(49,992)	(19,804)	-
Change in net unrealized appreciation (depreciation) on investments	149,266	162,675	22,784	2	189,255	10,341	-

Net increase (decrease) in net assets resulting from operations	55,638	331,761	62,477	28	156,633	152,521	-

POLICY TRANSACTIONS:
Policy owners' net payments	120,469	240,939	48,188	150	96,375	120,469	21
Policy maintenance charges	(28,697)	(58,154)	(11,846)	(162)	(23,169)	(30,504)	(20)
Policy owners' benefits	(303,575)	(622,920)	(130,690)	-	(241,033)	(345,840)	-
Net transfers (to) from the Company and/or Subaccounts	56	83	(5)	-	25	(8)	(3)

Increase (decrease) in net assets resulting from Policy transactions	(211,747)	(440,052)	(94,353)	(12)	(167,802)	(255,883)	(2)

Total increase (decrease) in net assets	(156,109)	(108,291)	(31,876)	16	(11,169)	(103,362)	(2)

NET ASSETS:
Beginning of period	1,926,747	3,934,487	831,127	16	1,546,415	2,183,549	2

End of period	$1,770,638	$3,826,196	$799,251	$32	$1,535,246	$2,080,187	$-

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$39,505	$44,798	$30,890	$122,819	$19,612	$86,488	$45,407
Net realized gain (loss) on investments	(3,525)	106,467	(195,282)	141,375	(26,640)	(127,128)	(16,444)
Change in net unrealized appreciation (depreciation) on investments	19,784	(24,515)	383,597	1,804,427	173,125	26,498	22,577

Net increase (decrease) in net assets resulting from operations	55,764	126,750	219,205	2,068,621	166,097	(14,142)	51,540

POLICY TRANSACTIONS:
Policy owners' net payments	120,469	120,469	168,657	505,821	120,469	168,678	48,188
Policy maintenance charges	(30,154)	(26,390)	(38,959)	(141,973)	(30,091)	(37,219)	(11,694)
Policy owners' benefits	(330,121)	(277,898)	(389,869)	(1,498,345)	(320,626)	(411,186)	(129,139)
Net transfers (to) from the Company and/or Subaccounts	36	(18)	55	385	51	5	(1)

Increase (decrease) in net assets resulting from Policy transactions	(239,770)	(183,837)	(260,116)	(1,134,112)	(230,197)	(279,722)	(92,646)

Total increase (decrease) in net assets	(184,006)	(57,087)	(40,911)	934,509	(64,100)	(293,864)	(41,106)

NET ASSETS:
Beginning of period	2,093,278	1,799,029	2,525,983	9,105,038	2,030,365	2,678,516	825,290

End of period	$1,909,272	$1,741,942	$2,485,072	$10,039,547	$1,966,265	$2,384,652	$784,184

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$29,809	$18,170	$167,696	$28,992	$27,895
Net realized gain (loss) on investments	(11,179)	(24,707)	(195,557)	(30,221)	(31,831)
Change in net unrealized appreciation (depreciation) on investments	14,172	21,358	131,492	22,070	16,522

Net increase (decrease) in net assets resulting from operations	32,802	14,821	103,631	20,841	12,586

POLICY TRANSACTIONS:
Policy owners' net payments	48,188	48,188	289,126	72,260	72,260
Policy maintenance charges	(11,235)	(10,588)	(63,536)	(15,911)	(15,772)
Policy owners' benefits	(125,407)	(116,316)	(688,847)	(173,903)	(172,113)
Net transfers (to) from the Company and/or Subaccounts	(2)	(3)	(30)	(9)	(8)

Increase (decrease) in net assets resulting from Policy transactions	(88,456)	(78,719)	(463,287)	(117,563)	(115,633)

Total increase (decrease) in net assets	(55,654)	(63,898)	(359,656)	(96,722)	(103,047)

NET ASSETS:
Beginning of period	801,120	747,194	4,453,065	1,126,901	1,117,772

End of period	$745,466	$683,296	$4,093,409	$1,030,179	$1,014,725

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	BNY Mellon Stock Index Fund, Initial Shares	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total Investment Income	$24,256	$83,970	$51,060	$1	$15,915	$170,887	$-
Net realized gain (loss) on investments	(33,214)	(40,523)	(4,626)	11	6,885	(4,881)	(1)
Change in net unrealized appreciation (depreciation) on investments	263,975	397,651	49,683	2	197,385	55,419	-

Net increase (decrease) in net assets resulting from operations	255,017	441,098	96,117	14	220,185	221,425	(1)

POLICY TRANSACTIONS:
Policy owners' net payments	152,279	304,557	60,911	167	121,823	152,279	24
Policy maintenance charges	(30,400)	(61,367)	(12,874)	(166)	(23,417)	(34,083)	(22)
Policy owners' benefits	(40,066)	(81,871)	(17,700)	-	(31,223)	(48,357)	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(9)	2	1	-	-	1

Increase (decrease) in net assets resulting from Policy transactions	81,812	161,310	30,339	2	67,183	69,839	3

Total increase (decrease) in net assets	336,829	602,408	126,456	16	287,368	291,264	2

NET ASSETS:
Beginning of period	1,589,918	3,332,079	704,671	-	1,259,047	1,892,285	-

End of period	$1,926,747	$3,934,487	$831,127	$16	$1,546,415	$2,183,549	$2

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total Investment Income	$46,429	$29,989	$48,667	$120,789	$21,551	$58,051	$43,843
Net realized gain (loss) on investments	35,486	5,368	(50,164)	44,122	47,496	(3,289)	(5,109)
Change in net unrealized appreciation (depreciation) on investments	223,963	171,799	212,827	1,719,022	183,233	74,227	50,231

Net increase (decrease) in net assets resulting from operations	305,878	207,156	211,330	1,883,933	252,280	128,989	88,965

POLICY TRANSACTIONS:
Policy owners' net payments	152,279	152,279	213,190	639,403	152,279	213,214	60,912
Policy maintenance charges	(32,179)	(27,396)	(40,820)	(135,168)	(31,953)	(42,724)	(12,797)
Policy owners' benefits	(43,403)	(35,828)	(52,967)	(184,635)	(42,139)	(57,071)	(17,501)
Net transfers (to) from the Company and/or Subaccounts	1	(1)	(1)	(17)	(1)	(1)	(1)

Increase (decrease) in net assets resulting from Policy transactions	76,698	89,054	119,402	319,583	78,186	113,418	30,613

Total increase (decrease) in net assets	382,576	296,210	330,732	2,203,516	330,466	242,407	119,578

NET ASSETS:
Beginning of period	1,710,702	1,502,819	2,195,251	6,901,522	1,699,899	2,436,109	705,712

End of period	$2,093,278	$1,799,029	$2,525,983	$9,105,038	$2,030,365	$2,678,516	$825,290

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

 See accompanying notes to financial statements.

COLI VUL-2 NY SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Low Duration Portfolio, Admin Class	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total Investment Income	$28,157	$22,180	$153,037	$19,882	$25,466
Net realized gain (loss) on investments	(2,955)	(6,170)	(49,649)	(7,067)	(8,726)
Change in net unrealized appreciation (depreciation) on investments	12,443	8,933	137,402	53,839	39,806

Net increase (decrease) in net assets resulting from operations	37,645	24,943	240,790	66,654	56,546

POLICY TRANSACTIONS:
Policy owners' net payments	60,911	60,911	365,469	91,343	91,343
Policy maintenance charges	(12,882)	(12,175)	(71,887)	(18,154)	(18,066)
Policy owners' benefits	(17,782)	(16,419)	(95,364)	(24,162)	(23,991)
Net transfers (to) from the Company and/or Subaccounts	(1)	1	(10)	(1)	(1)

Increase (decrease) in net assets resulting from Policy transactions	30,246	32,318	198,208	49,026	49,285

Total increase (decrease) in net assets	67,891	57,261	438,998	115,680	105,831

NET ASSETS:
Beginning of period	733,229	689,933	4,014,067	1,011,221	1,011,941

End of period	$801,120	$747,194	$4,453,065	$1,126,901	$1,117,772

Note: Totals may not appear to foot/crossfoot due to rounding.
(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.             ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The COLI VUL-2 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Policy for investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance products funded by the Separate Account:

GW COLI VUL NY

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 19 Subaccounts, as follows:

American Funds IS International Fund, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I., Class I

BNY Mellon Stock Index Fund, Initial Shares

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income, Initial Class

Empower Bond Index Fund, Investor Class

Empower International Index Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

MFS International Growth Portfolio, Initial Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
American Funds IS International Fund, Class 2	$142,941	$332,216
BlackRock Global Allocation V.I. Fund, Class I	533,097	680,999
BlackRock High Yield V.I., Class I	102,742	142,540
BNY Mellon Stock Index Fund, Initial Shares	161	162
DWS Small Cap Index VIP, Class A	154,456	264,176
Eaton Vance VT Floating-Rate Income, Initial Class	282,454	376,352
Empower Bond Index Fund, Investor Class	22	24
Empower International Index Fund, Investor Class	162,009	360,239
Empower Real Estate Index Fund, Investor Class	231,813	304,306
Fidelity VIP Emerging Markets Portfolio, Service Class 2	199,547	428,773
Fidelity VIP Index 500 Portfolio, Initial Class	634,544	1,639,926
MFS International Growth Portfolio, Initial Class	146,452	350,667
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	255,167	448,400
PIMCO High Yield Portfolio, Admin Class	93,595	140,834
PIMCO Low Duration Portfolio, Admin Class	77,997	136,644
PIMCO Real Return Portfolio, Admin Class	66,358	126,907
PIMCO Total Return Portfolio, Admin Class	456,822	752,423
Vanguard VIF Global Bond Index Portfolio	102,331	189,824
Vanguard VIF Total Bond Market Index Portfolio	100,155	187,893

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS International Fund, Class 2	7,231	20,476	(13,245)	10,141	4,793	5,348
BlackRock Global Allocation V.I. Fund, Class I	14,717	42,079	(27,362)	20,924	9,835	11,089
BlackRock High Yield V.I., Class I	3,960	11,680	(7,720)	5,507	2,722	2,785
BNY Mellon Stock Index Fund, Initial Shares	3	3	-	4	4	-
DWS Small Cap Index VIP, Class A	2,762	7,556	(4,794)	3,985	1,769	2,216
Eaton Vance VT Floating-Rate Income, Initial Class	8,893	27,784	(18,891)	12,384	6,446	5,938
Empower Bond Index Fund, Investor Class	1	2	(1)	2	1	1
Empower International Index Fund, Investor Class	7,182	21,947	(14,765)	10,251	5,110	5,141
Empower Real Estate Index Fund, Investor Class	7,613	18,623	(11,010)	10,254	4,342	5,912
Fidelity VIP Emerging Markets Portfolio, Service Class 2	13,671	35,419	(21,748)	18,532	8,326	10,206
Fidelity VIP Index 500 Portfolio, Initial Class	39,754	129,893	(90,139)	63,733	30,291	33,442
MFS International Growth Portfolio, Initial Class	8,790	25,813	(17,023)	12,052	6,019	6,033
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	16,202	42,918	(26,716)	20,835	10,006	10,829
PIMCO High Yield Portfolio, Admin Class	1,613	4,699	(3,086)	2,219	1,096	1,123
PIMCO Low Duration Portfolio, Admin Class	3,007	8,512	(5,505)	3,954	1,981	1,973
PIMCO Real Return Portfolio, Admin Class	2,395	6,271	(3,876)	3,045	1,461	1,584
PIMCO Total Return Portfolio, Admin Class	14,090	36,427	(22,337)	18,263	8,526	9,737
Vanguard VIF Global Bond Index Portfolio	7,832	20,414	(12,582)	10,117	4,776	5,341
Vanguard VIF Total Bond Market Index Portfolio	7,918	20,410	(12,492)	10,117	4,775	5,342

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted daily, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a daily charge amounting to a per annum aggregate of 0.10% - 0.90% of the average daily net assets of the Subaccounts

Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$25 per partial surrender, after the first withdrawals made during the same Policy year

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Charge for Optional Benefits (Supplemental)
This charge is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Policy owner. The charge varies and is deducted through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 on net amount at risk

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of face amount of policy

Charge for Change of Death Benefit Option
This charge is assessed to reimburse the Company for costs incurred from a change of death benefit option. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	Maximum fee of $100 per change

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received after the initial premium deposit, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets.	Up to 10%

Monthly Administrative Charge
This charge is assessed to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	Maximum of $10 per month

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)
American Funds IS International Fund, Class 2
2024	108		$16.38	$1,771		1.19%	3.16%
2023	121		15.88	1,927		1.33%	15.84%
2022	116		13.71	1,590		1.79%	(20.79)%
2021	105		17.30	1,816		2.78%	(1.50)%
2020	6		17.57	101		0.00%	(1.73)%
BlackRock Global Allocation V.I. Fund, Class I
2024	222		17.24	3,826		1.34%	9.23%
2023	249		15.78	3,934		2.28%	12.83%
2022	238		13.98	3,332		0.00%	(15.86)%
2021	216		16.62	3,589		0.94%	6.67%
2020	13		15.58	202		0.00%	(1.30)%
BlackRock High Yield V.I., Class I
2024	61		13.03	799		6.94%	8.27%
2023	69		12.03	831		6.57%	13.19%
2022	66		10.63	705		5.34%	(10.34)%
2021	60		11.86	713		4.54%	5.32%
2020	4		11.26	40		0.05%	(1.23)%
BNY Mellon Stock Index Fund, Initial Shares
2024	0	*	60.08	0	*	1.10%	24.66%
2023	0	*	48.20	0	*	1.13%	25.93%
2022	0	*	-	-		1.01%	-
2021	-		-	-		0.89%	-
2020	0	*	36.49	427		0.36%	(0.75)%
DWS Small Cap Index VIP, Class A
2024	40		38.31	1,535		1.16%	11.15%
2023	45		34.46	1,546		1.14%	16.76%
2022	43		29.52	1,259		0.94%	(20.64)%
2021	39		37.19	1,438		0.93%	14.50%
2020	2		32.48	81		0.00%	(1.67)%
Eaton Vance VT Floating-Rate Income, Initial Class
2024	145		14.35	2,080		7.88%	7.68%
2023	164		13.33	2,184		8.21%	11.21%
2022	158		11.98	1,892		4.65%	(2.74)%
2021	144		12.32	1,772		2.89%	3.60%
2020	9		11.89	101		0.03%	(1.36)%
Empower Bond Index Fund, Investor Class
2024	0	*	14.71	-		0.92%	0.90%
2023	0	*	14.58	0	*	2.05%	5.02%
2022	0	*	-	-		0.98%	-
2021	-		-	-		0.66%	-
2020	4		16.47	61		0.00%	(1.33)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Empower International Index Fund, Investor Class
2024	115	$16.60	$1,909	1.96%	2.92%
2023	130	16.13	2,093	2.37%	17.52%
2022	125	13.73	1,711	1.77%	(14.74)%
2021	113	16.10	1,823	2.23%	10.75%
2020	7	14.54	101	0.00%	(1.79)%
Empower Real Estate Index Fund, Investor Class
2024	99	17.51	1,742	2.61%	7.54%
2023	110	16.28	1,799	1.82%	13.31%
2022	105	14.37	1,503	1.72%	(26.40)%
2021	96	19.53	1,866	2.23%	44.31%
2020	8	13.53	102	0.00%	(0.39)%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2024	189	13.15	2,485	1.23%	9.71%
2023	211	11.99	2,526	2.01%	9.49%
2022	200	10.95	2,195	1.55%	(20.37)%
2021	180	13.75	2,476	2.05%	(2.41)%
2020	10	14.09	142	0.00%	(1.32)%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	679	14.78	10,040	1.30%	24.90%
2023	769	11.84	9,105	1.48%	26.19%
2022	736	9.38	6,902	1.49%	(18.21)%
2021	671	11.47	7,689	0.00%	14.68%
MFS International Growth Portfolio, Initial Class
2024	136	14.50	1,966	0.98%	9.00%
2023	153	13.30	2,030	1.11%	14.72%
2022	147	11.60	1,700	0.62%	(14.95)%
2021	133	13.64	1,811	0.51%	9.27%
2020	8	12.48	100	0.00%	(2.00)%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2024	227	10.50	2,385	3.53%	(0.50)%
2023	254	10.55	2,679	2.25%	5.26%
2022	243	10.02	2,436	1.50%	(11.00)%
2021	220	11.26	2,482	5.09%	(4.16)%
2020	17	11.75	202	0.01%	(1.39)%
PIMCO High Yield Portfolio, Admin Class
2024	25	31.74	784	5.85%	6.89%
2023	28	29.69	825	5.67%	12.22%
2022	27	26.46	706	5.07%	(10.28)%
2021	24	29.49	713	5.09%	3.63%
2020	1	28.46	40	0.05%	(1.21)%
PIMCO Low Duration Portfolio, Admin Class
2024	45	16.66	745	3.99%	4.50%
2023	50	15.94	801	3.60%	4.97%
2022	48	15.18	733	1.71%	(5.74)%
2021	44	16.11	706	0.53%	(0.93)%
2020	2	16.26	40	0.01%	(1.40)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
PIMCO Real Return Portfolio, Admin Class
2024	33	$20.60	$683	2.61%	2.13%
2023	37	20.17	747	3.02%	3.67%
2022	35	19.45	690	7.03%	(11.90)%
2021	32	22.08	711	5.10%	5.59%
2020	2	20.91	41	0.00%	(1.19)%
PIMCO Total Return Portfolio, Admin Class
2024	194	21.15	4,093	4.04%	2.53%
2023	216	20.63	4,453	3.57%	5.93%
2022	206	19.48	4,014	2.63%	(14.30)%
2021	186	22.73	4,232	1.83%	(1.27)%
2020	11	23.02	243	0.01%	(1.29)%
Vanguard VIF Global Bond Index Portfolio
2024	108	9.51	1,030	2.78%	2.03%
2023	121	9.32	1,127	1.83%	6.52%
2022	116	8.75	1,011	2.51%	(13.13)%
2021	104	10.07	1,052	0.00%	0.71%
Vanguard VIF Total Bond Market Index Portfolio
2024	108	9.36	1,015	2.70%	1.24%
2023	121	9.25	1,118	2.35%	5.58%
2022	116	8.76	1,012	1.87%	(13.21)%
2021	104	10.09	1,053	0.00%	0.91%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.